Property, Plant and Equipment (Tables)	6 Months Ended
Jul. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment
	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s

Leasehold improvements
At cost	9,045	11,456
Accumulated depreciation	(8,195)	(9,690)
	850	1,766

Plant, furniture, fittings and motor vehicles
At cost	24,960	24,850
Accumulated depreciation	(23,724)	(23,579)
	1,236	1,271
	2,086	3,037

Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ $000’s
For the 6 months ended 31 July 2020
Balance at the beginning of the period	1,766	1,271	3,037
Additions	23	157	180
Disposals	(131)	(3)	(134)
Depreciation expense	(500)	(189)	(689)
Impairment	(341)	-	(341)
Foreign exchange movements	33	-	33
Closing value at 31 July 2020	850	1,236	2,086

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ $000’s
For the 6 months ended 31 January 2020
Balance at the beginning of the period	2,665	1,526	4,191
Additions	191	498	689
Disposals	(28)	(295)	(323)
Depreciation expense	(220)	(905)	(1,125)
Reclassification	(719)	719	-
Impairment	(213)	(278)	(491)
Foreign exchange movements	90	6	96
Closing value at 31 January 2020	1,766	1,271	3,037